BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2020
BASIS OF PRESENTATION [Abstract]
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

Basis of consolidation

The interim condensed consolidated financial statements for the six months ended June 30, 2020 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting.

Management has prepared the accompanying unaudited condensed consolidated financial statements for the six-month period ended June 30, 2020, and these operating results are not necessarily indicative of the results that may be expected for the year ending December 31, 2020.

The condensed consolidated statement of financial position at December 31, 2019 has been derived from the audited consolidated financial statements at that date but does not include all the information and footnotes required by International Financial Reporting Standards (“IFRS”) for complete financial statements. For further information, refer to the consolidated financial statements and footnotes thereto included in the annual report on Form 20-F of China Natural Resources, Inc. (“CHNR” or the “Company”) for the year ended December 31, 2019 (the “2019 Annual Report”).

The condensed consolidated financial statements include the accounts of CHNR and those subsidiaries in which CHNR has direct or indirect controlling interests (collectively referred to as the “Group”). The Company’s subsidiaries as of June 30, 2020 are as described in the 2019 Annual Report.

For the convenience of readers, amounts in Renminbi, the Chinese currency (“CNY”), have been translated into United States dollars (“US$”) at the applicable rate of US$1.00 = CNY7.0655 as quoted by www.ofx.com as of June 30, 2020, except as disclosed otherwise. No representation is made that the CNY amounts could have been, or could be, converted into US$ at that rate, or at all.

Going concern

As of June 30, 2020, the Group had net current liabilities of CNY25.20 million (US$3.57 million), and shareholders’ deficiency in assets of CNY24.97 million (US$3.53 million). In view of these circumstances, the directors have given consideration to the future liquidity and performance of the Group and its available sources of financing in assessing whether the Group will have sufficient financial resources to continue as a going concern. The Group has obtained letters from each of Feishang Group Limited (“Feishang Group” or the “Shareholder”) and Feishang Enterprise Group Company Limited (“Feishang Enterprise”), entities controlled by Mr. Li Feilie, the principal beneficial shareholder of the Company, which state that Feishang Group and Feishang Enterprise will provide continuous financial support to the Group in relation to the going concern of its operations, and will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. Feishang Enterprise’s letter also states that it will pay debts on behalf of the Group when needed. Accordingly, in the opinion of the directors, it is appropriate for the consolidated financial statements to be prepared on a going concern basis.

Changes in accounting policies

The accounting policies adopted in the preparation of the interim condensed consolidated financial information are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2019, except for the adoption of the following revised IFRSs for the first time for the current period’s financial information.

Amendments to IFRS 3	Definition of a Business
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Amendments to IFRS 16	COVID-19-Related Rent Concessions (early adopted)
Amendments to IAS 1 and IAS 8	Definition of Material
Conceptual Framework for Financial Reporting issued on March 29, 2018

(a)

Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business. The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs. The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs. Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs. The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities. Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. The Group has applied the amendments prospectively to transactions or other events that occurred on or after January 1, 2020. The amendments did not have any impact on the financial position and performance of the Group.

(b)

Amendments to IFRS 9, IAS 39 and IFRS 7 address the effects of interbank offered rate reform on financial reporting. The amendments provide temporary reliefs which enable hedge accounting to continue during the period of uncertainty before the replacement of an existing interest rate benchmark. In addition, the amendments require companies to provide additional information to investors about their hedging relationships which are directly affected by these uncertainties. The amendments did not have any impact on the financial position and performance of the Group as the Group does not have any interest rate hedge relationships.

(c)

Amendment to IFRS 16 provides a practical expedient for lessees to elect not to apply lease modification accounting for rent concessions arising as a direct consequence of the COVID-19 pandemic. The practical expedient applies only to rent concessions occurring as a direct consequence of the COVID-19 pandemic and only if (i) the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change; (ii) any reduction in lease payments affects only payments originally due on or before June 30, 2021; and (iii) there is no substantive change to other terms and conditions of the lease. The amendment is effective retrospectively for annual periods beginning on or after June 1, 2020 with earlier application permitted. The Group early adopted the amendment on January 1, 2020. During the period ended June 30, 2020, the Group had no rent concessions granted by the lessors. Therefore, the amendments did not have any impact on the Group’s interim condensed consolidated financial information.

(d)

Amendments to IAS 1 and IAS 8 provide a new definition of material. The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information. The amendments did not have any impact on the Group’s interim condensed consolidated financial information.

(e)

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. The revised Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. The amendments had no impact on the condensed consolidated financial statements of the Group.